Income Taxes (Details) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) item	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Operating Loss Carryforwards [Line Items]
Valuation allowance				100.00%		(10.30%)	(15.70%)	(16.40%)
Valuation allowance offset				80.00%
Income tax benefit	$ 147		$ 1,682	$ 525	$ 9,027	$ 11,786	$ 3,308	$ (417)
Number of businesses acquired | item		4		1		4
Deferred tax liabilities		$ 11,000				$ 7,371	6,863
Deferred tax liabilities, business acquisition			2,700			12,200
Income tax benefit						371	241	176
Income tax expense					$ 0
Valuation allowance (percentage)				1.00%	1.00%
Deferred tax assets	300			$ 300		126
Unrecognized tax positions	0			0		256	0	0	$ 0
State
Operating Loss Carryforwards [Line Items]
Income tax benefit				300
Income tax benefit						0	0	0
Foreign
Operating Loss Carryforwards [Line Items]
Income tax benefit				200
Income tax benefit						$ 371	$ 241	$ 176
Timios and WAVE
Operating Loss Carryforwards [Line Items]
Income tax benefit			1,700		$ 9,100
Net state deferred tax liabilities			$ 100		$ 300
Energica
Operating Loss Carryforwards [Line Items]
Deferred tax liabilities	$ 4,700			$ 4,700